Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity

20            Equity

a.            Share Capital

Shareholder’s	Class	2021	%	2020	%
Bobsin LLC	B	9,578,220	23.18	1,915,644	40.07
Oria Zenvia Co-investment Holdings, LP	B	3,178,880	7.69	-	-
Oria Zenvia Co-investment Holdings II, LP	B	3,941,050	9.54	-	-
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	B	4,372,480	10.58	2,298,482	48.07
Oria Tech 1 Inovação Fundo de Investimento em Participações	B	2,637,670	6.38	527,534	11.03
Twilio Inc.	A	3,846,153	9.31	-	-
D1 former shareholders	A	1,942,750	4.70	-	-
Sirena former shareholders	A	89,131	0.22	-	-
Spectra I - Fundo de Investimento em Participações	A	39,940	0.10	7,988	0.17
Spectra II - Fundo de Investimento em Participações	A	159,770	0.39	31,954	0.66
Others	A	11,538,462	27.91	-	-
		41,324,506	100	4,781,602	100

On May 7, 2021, the Group completed its corporate reorganization in which Zenvia Brazil became a wholly owned subsidiary of Zenvia Inc. (See note 1a)

On July 22, 2021, Zenvia Inc, listed its Class A common shares on Nasdaq, an U.S. stock exchange. The Company carried out its IPO through an initial public offering of 11,538,462 Class A common shares. Concurrently with and contingent upon the completion of the public offering, Twilio Inc., a global leader platform of cloud communications, purchased 3,846,153 additional Class A common shares issued by the Company in a private placement exempt from registration under the Securities Act of 1933, as amended. The gross proceeds of the initial public offering and private placement is R$ 1,031,355 (net proceeds R$ 951,829).

On July 30, 2021, the Company issued 1,942,750 of Zenvia Inc Class A common shares to certain D1 shareholders as a part of its purchase agreement, resulting in an increase of R$ 131,742 in capital reserve and R$ 1,070 in capital.

On August 31,2021 the Company issued 89,131 of Zenvia Inc.Class A common shares to certain Sirena shareholders, equivalent to an amount corresponding to an increase of R$ 4,467 in capital as a part of  its purchase agreement.

On November 30, 2021, the Company issued 91,728 of Zenvia Inc. Class A common shares to Sensedata shareholders, as a part of its purchase agreement, resulting in an increase of R$ 6,642 in capital reserve and R$ 151 in capital.